Other Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Assets [Abstract]
Entrance fee receivables	$ 73,899	$ 73,376	$ 61,273	$ 42,733
Prepaid and other assets	50,650	48,690	41,421
Insurance receivables	5,507	12,491	19,835
Other assets	130,056	134,557	122,529
Costs of acquiring contracts, net of capitalized commissions	$ 26,000	$ 24,000	$ 21,000